Exhibit 1

KPMG LLP

Suite 900

8350 Broad Street

McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Ares Real Estate Enhanced Income Fund, L.P. (the “Company”)

Citigroup Global Markets Inc.

Wells Fargo Securities, LLC

Morgan Stanley & Co. LLC

Goldman Sachs & Co. LLC

(together, the “Specified Parties”)

Re: HERA 2021-FL1 – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Company contained in an electronic data file entitled “HERA 2021-FL1 – Accounting Tape.xlsx” provided to us on February 2, 2021 (the “Data File”) containing information on 21 mortgage assets (the “Mortgage Assets”) and the related 35 mortgaged properties (the “Mortgaged Properties”) which we were informed are intended to be included as collateral related to the issuance of the HERA 2021- FL1 floating rate notes and preferred shares (the “Securities”). The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Cut-off Date” means the payment date in February 2021, as provided by the Company.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
•	The term “Loan Files” means the copies of source documents made available by the Company and listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Assumed LIBOR” means the LIBOR rate of 0.250% which we were instructed to use by the Company, where applicable in the Calculation Methodology.
•	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology or value and described in Attachment C.
•	The term “Provided Information” means the Data File, Loan Files, Calculation Methodology, Assumed LIBOR and Instructions.

We were instructed by the Company to perform the following agreed-upon procedures on all Mortgage Assets and all related Mortgaged Properties in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan Files (subject to the Instructions). Where more than one document is indicated, we used the highest priority document that we could locate in the Loan Files. The document priority is the order provided by the Company, which is listed in the “Source Document(s) column” in Attachment A, with the highest priority document listed first.

B.	Using (i) information in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions, we recomputed the Recomputed Attributes.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objectives of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the information provided to us by the Company, without verification or evaluation of such methodologies, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Mortgage Assets and Mortgaged Properties, (iii) the reliability or accuracy of the Loan Files, (iv) the adequacy of the disclosures in the Provided Information, (v) as to whether any of the statements expressed therein omit any material facts, or (vi) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Assets being securitized, (iii) the compliance of the originator of the Mortgage Assets with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Assets that would be material to the likelihood that the issuer of the Securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia

February 2, 2021

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Loan Number	Provided by the Company
Loan Type	Provided by the Company
Property Name	Provided by the Company
Property Address	Appraisal Report/Engineering Report/USPS.com
Property City	Appraisal Report/Engineering Report
Property State	Appraisal Report/Engineering Report
Property Zip Code	Appraisal Report/Engineering Report/USPS.com
Property County	Appraisal Report
Year Built	Appraisal Report/Engineering Report
Year Renovated	Appraisal Report/Engineering Report
Property Type	Appraisal Report
Specific Property Type	Appraisal Report
No of Units	Certified Rent Roll/Underwritten Rent Roll/ STR Report
Unit of Measure	Certified Rent Roll/Underwritten Rent Roll/ STR Report
Occupancy %	Certified Rent Roll/Underwritten Rent Roll/ STR Report
Occupancy Source Date	Certified Rent Roll/Underwritten Rent Roll/ STR Report/ Company Underwritten Cash Flow Statement
Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement
Assumed Loan (Y/N)	Promissory Note/Loan Agreement
Borrower Name	Promissory Note/Loan Agreement
Principals (Individuals)	Guaranties/Loan Agreement
Related Borrower (Y/N)	Guaranties/Loan Agreement
Note Date	Promissory Note/Loan Agreement
First Payment Date	Promissory Note/Loan Agreement
Commitment Original Balance ($)	Promissory Note/Loan Agreement

Attribute	Source Document
Initial Funded Amount ($)	Promissory Note/Loan Agreement
Origination Date Future Funding Commitment ($)	Promissory Note/Loan Agreement
Future Funding Trigger / Requirements	Promissory Note/Loan Agreement
Current Commitment Balance ($)	Promissory Note/Loan Agreement
Mortgage Loan Cut-off Date Balance ($)	Servicer Screenshot
Collateral Interest Cut-off Date Balance ($)	Servicer Screenshot
Initial Maturity Date	Promissory Note/Loan Agreement
Extension Options	Promissory Note/Loan Agreement
Extension Options Description	Promissory Note/Loan Agreement
1st Extension Option Description	Promissory Note/Loan Agreement
First Extension Fee %	Promissory Note/Loan Agreement
First Extension Period (Months)	Promissory Note/Loan Agreement
2nd Extension Option Description	Promissory Note/Loan Agreement
Second Extension Fee %	Promissory Note/Loan Agreement
Second Extension Period (Months)	Promissory Note/Loan Agreement
3rd Extension Option Description	Promissory Note/Loan Agreement
Third Extension Fee %	Promissory Note/Loan Agreement
Third Extension Period (Months)	Promissory Note/Loan Agreement
4th Extension Option Description	Promissory Note/Loan Agreement
Fourth Extension Fee %	Promissory Note/Loan Agreement
Fourth Extension Period (Months)	Promissory Note/Loan Agreement
5th Extension Option Description	Promissory Note/Loan Agreement
Fifth Extension Fee %	Promissory Note/Loan Agreement
Fifth Extension Period (Months)	Promissory Note/Loan Agreement
Exit Fee ($)	Promissory Note/Loan Agreement
Exit Fee Balance	Promissory Note/Loan Agreement
Fully Extended Maturity Date	Promissory Note/Loan Agreement

Attribute	Source Document
Rate Type	Promissory Note/Loan Agreement
Index for Floating Rate	Promissory Note/Loan Agreement
Fully Funded Mortgage Loan Margin %	Promissory Note/Loan Agreement
Rounding Factor	Promissory Note/Loan Agreement
Time of Rounding (Before Spread, After Spread)	Promissory Note/Loan Agreement
Rounding Direction	Promissory Note/Loan Agreement
Lookback Period	Promissory Note/Loan Agreement
LIBOR Cap Provider	LIBOR Cap Confirmation
LIBOR Cap Provider Rating (SP/Moody’s)	Bloomberg Screenshot
LIBOR Cap Termination Date	LIBOR Cap Confirmation
LIBOR Cap Notional Amount	LIBOR Cap Confirmation
LIBOR Floor %	Promissory Note/Loan Agreement
LIBOR Cap Strike Price %	LIBOR Cap Confirmation
B Note / Mezz Loan %	Mezzanine Loan Agreement/Promissory Note B
Interest Accrual Basis	Promissory Note/Loan Agreement
Interest Rate Change	Promissory Note/Loan Agreement
Interest Rate Change Amount	Promissory Note/Loan Agreement
Interest Rate Change Trigger	Promissory Note/Loan Agreement
Grace Period Default (Days)	Promissory Note/Loan Agreement
Grace Period Late (Days)	Promissory Note/Loan Agreement
Grace Period Balloon (Days)	Promissory Note/Loan Agreement
Original Prepayment Provision	Promissory Note/Loan Agreement
Remaining Prepayment Provision	Promissory Note/Loan Agreement
Original Yield Maintenance or Minimum Interest Term	Promissory Note/Loan Agreement
Rate for Prepayment Protection	Promissory Note/Loan Agreement
Partial Release and/or Partial Prepayment (Y/N)	Promissory Note/Loan Agreement
Partial Release and/or Prepayment Description	Promissory Note/Loan Agreement

Attribute	Source Document
Amortization Type During Initial Term	Promissory Note/Loan Agreement
Amortization Type During Extensions	Promissory Note/Loan Agreement
Amortization Type	Promissory Note/Loan Agreement
Amortization Style	Promissory Note/Loan Agreement
Amort Number of Months	Promissory Note/Loan Agreement
Amortization Rate	Promissory Note/Loan Agreement
Amortization Rate Mechanics	Provided by the Company
Amortization Basis	Provided by the Company
Origination Date Appraisal Date	Origination Date Appraisal Report
Origination Date Appraised Value	Origination Date Appraisal Report
Appraisal Valuation Date	Appraisal Report
As-Is Appraised Value	Appraisal Report
Stabilized Appraised Value	Appraisal Report
Appraisal Anticipated Stabilization Date	Appraisal Report
USPAP Appraisal (Y/N)	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report
Third Most Recent As Of Date	Company Underwritten Cash Flow Statement
Third Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Third Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Third Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Third Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Second Most Recent As Of Date	Company Underwritten Cash Flow Statement
Second Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Second Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Second Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Second Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Most Recent As Of Date	Company Underwritten Cash Flow Statement

Attribute	Source Document
Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Underwritten Occupancy %	Company Underwritten Cash Flow Statement/Underwritten Rent Roll
Underwritten Revenues	Company Underwritten Cash Flow Statement
Underwritten Expenses	Company Underwritten Cash Flow Statement
Underwritten NOI	Company Underwritten Cash Flow Statement
Underwritten Reserves	Company Underwritten Cash Flow Statement
Underwritten NCF	Company Underwritten Cash Flow Statement
Underwritten Stabilized Occupancy %	Company Underwritten Cash Flow Statement
Underwritten Stabilized Revenues	Company Underwritten Cash Flow Statement
Underwritten Stabilized Expenses	Company Underwritten Cash Flow Statement
Underwritten Stabilized NOI	Company Underwritten Cash Flow Statement
Underwritten Stabilized Reserves	Company Underwritten Cash Flow Statement
Underwritten Stabilized NCF	Company Underwritten Cash Flow Statement
Appraisal Stabilized Occupancy %	Company Underwritten Cash Flow Statement
Appraisal Stabilized Revenues	Company Underwritten Cash Flow Statement
Appraisal Stabilized Expenses	Company Underwritten Cash Flow Statement
Appraisal Stabilized NOI	Company Underwritten Cash Flow Statement
Appraisal Stabilized Reserves	Company Underwritten Cash Flow Statement
Appraisal Stabilized NCF	Company Underwritten Cash Flow Statement
Loan Cross Portfolio Name	Provided by the Company
Lien Position	Title Policy/Promissory Note/Deed of Trust/Subordination Agreement
Full Recourse (Y/N/Partial)	Guaranties
Recourse Provisions	Guaranties/Loan Agreement

Attribute	Source Document
Recourse Carveout Guarantor	Guaranties/Loan Agreement
Title Vesting (Fee/Leasehold/Both)	Title Policy/Deed of Trust
Ground Lease Payment (Annual)	Ground Lease/Rent Payment Schedule
Ground Lease Initial Expiration Date	Ground Lease
Ground Lease Extension (Y/N)	Ground Lease
# of Ground Lease Extension Options	Ground Lease
Ground Lease Expiration Date with Extension	Ground Lease
Type of Lockbox	Loan Agreement/Cash Management Agreement/Tenant Direction Letter
Cash Management (Springing/In-place)	Loan Agreement/Cash Management Agreement
Lockbox Trigger Event	Loan Agreement/Cash Management Agreement
Engineering/Deferred Maintenance Escrow (Cut-off Date)	Servicer Screenshot/Settlement Statement
Environmental Escrow (Cut-off Date)	Servicer Screenshot/Settlement Statement
Tax Escrow (Cut-off Date)	Servicer Screenshot/Settlement Statement
Tax Escrow (Monthly)	Servicer Screenshot/Loan Agreement/Settlement Statement
Springing Tax Escrow Description	Loan Agreement
Insurance Escrow (Cut-off Date)	Servicer Screenshot/Settlement Statement
Insurance Escrow (Monthly)	Servicer Screenshot/Loan Agreement/Settlement Statement
Springing Insurance Escrow Description	Loan Agreement
Replacement Reserve (Cut-off Date)	Servicer Screenshot/Settlement Statement
Replacement Reserve (Monthly)	Servicer Screenshot/Loan Agreement/Settlement Statement
Springing Replacement Reserve Description	Loan Agreement
TI/LC Reserve (Cut-off Date)	Servicer Screenshot/Settlement Statement
Monthly TI/LC Reserve ($)	Servicer Screenshot/Loan Agreement/Settlement Statement
Springing TI/LC Reserve Description	Loan Agreement

Attribute	Source Document
Cut-off Other Reserve 1 ($)	Servicer Screenshot/Settlement Statement
Other Escrow 1 (Monthly)	Servicer Screenshot/Loan Agreement/Settlement Statement
Other (Springing) Escrow Reserve 1 Description	Loan Agreement
Cut-off Other Reserve 2 ($)	Servicer Screenshot/Settlement Statement
Other Escrow 2 (Monthly)	Servicer Screenshot/Loan Agreement/Settlement Statement
Other (Springing) Escrow Reserve 2 Description	Loan Agreement
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Insurance Certificate
Seismic Report Date	Seismic Report
Seismic PML %	Seismic Report/Engineering Report
Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report/Engineering Report/Insurance Certificate
Single-Tenant (Y/N)	Certified Rent Roll/Underwritten Rent Roll/Appraisal
Property Manager	Management Agreement/Assignment of Management Agreement
TIC (Y/N)	TIC Agreement/Loan Agreement
Max Number of TICs	TIC Agreement/Loan Agreement
Single Purpose Borrower (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Independent Director (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Borrower Non Consolidation Opinion (Y/N)	Opinion of Counsel
DST (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
IDOT (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Largest Tenant Name	Underwritten Rent Roll/Lease
Largest Tenant SqFt	Underwritten Rent Roll/Lease
Largest Tenant Exp Date	Underwritten Rent Roll/Lease

Attribute	Source Document
2nd Largest Tenant Name	Underwritten Rent Roll/Lease
2nd Largest Tenant SqFt	Underwritten Rent Roll/Lease
2nd Largest Tenant Exp Date	Underwritten Rent Roll/Lease
3rd Largest Tenant Name	Underwritten Rent Roll/Lease
3rd Largest Tenant SqFt	Underwritten Rent Roll/Lease
3rd Largest Tenant Exp Date	Underwritten Rent Roll/Lease
4th Largest Tenant Name	Underwritten Rent Roll/Lease
4th Largest Tenant Sqft	Underwritten Rent Roll/Lease
4th Largest Tenant Exp Date	Underwritten Rent Roll/Lease
5th Largest Tenant Name	Underwritten Rent Roll/Lease
5th Largest Tenant Sqft	Underwritten Rent Roll/Lease
5th Largest Tenant Exp Date	Underwritten Rent Roll/Lease
Senior Debt Amount	Promissory Note/Loan Agreement/Deed of Trust
Senior Debt Holder	Promissory Note/Loan Agreement/Deed of Trust
Rate	Promissory Note/Loan Agreement/Deed of Trust
Floor	Promissory Note/Loan Agreement/Deed of Trust
Maturity	Promissory Note/Loan Agreement/Deed of Trust
Amort	Promissory Note/Loan Agreement/Deed of Trust
Administrative Fee Rate	Provided by the Company
Net Mortgage Rate	Provided by the Company
In-place Senior Debt Service	Promissory Note/Loan Agreement/Deed of Trust
As Stabilized Senior Debt Service	Promissory Note/Loan Agreement/Deed of Trust
Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	Servicer Screenshot/Mezzanine Loan Agreement/Promissory Note B
Subordinate Debt Type	Mezzanine Loan Agreement/Promissory Note B
Permitted Future Debt (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Type	Promissory Note/Loan Agreement/Deed of Trust
Originator	Loan Agreement/Loan Modification Agreement

Attribute	Source Document
Comments	Provided by the Company

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Annual Debt Service Payment (IO)	Fully Funded Mortgage Loan Rate % multiplied by Interest Accrual Basis multiplied by Mortgage Loan Cut-off Date Balance ($).
Annual Debt Service Payment (P&I)	For all loans which are interest only loans, Fully Funded Mortgage Loan Rate % multiplied by Interest Accrual Basis multiplied by Mortgage Loan Cut-off Date Balance ($). For all loans which are amortizing, source from Amortization Schedule.
Annual Debt Service Payment (Cap)	Mortgage Rate Cap multiplied by Interest Accrual Basis multiplied by Mortgage Loan Cut-off Date Balance ($).
Cut-off Date Future Funding Remaining Balance ($)	Current Commitment Balance minus Mortgage Loan Cut-off Date Balance ($).
Mortgage Loan % of Total Cut-off Date Balance	Mortgage Loan Cut-off Date Balance ($) divided by the aggregate Mortgage Loan Cut-off Date Balance ($) of all mortgage assets.
Mortgage Loan Balloon Payment ($)	For all loans which are interest only loans, the amount equal to the Current Commitment Balance. For all loans which are amortizing, source from the Amortization Schedule.
Mortgage Asset % of Total Cut-off Date Balance	Mortgage Asset Cut-off Date Balance ($) divided by the aggregate Mortgage Asset Cut-off Date Balance ($) of all mortgage assets.
Pari Passu	Mortgage Loan Cut-off Date Balance ($) less Mortgage Asset Cut-off Date Balance ($).
Mortgage Loan Cut-off Date Balance / Unit ($)	Cut-off Date Total Debt Balance divided by No of Units.
Committed Mortgage Loan Cut-off Date Balance / Unit ($)	Current Commitment Balance divided by No of Units.
Mortgage Loan Balloon Payment / Unit ($)	Mortgage Loan Balloon Payment ($) divided by No of Units.
Initial Loan Term (Original)	Number of payments between and including the Initial Maturity Date and the First Payment Date.
Cut-off Date Initial Loan Term (Remaining)	Initial Loan Term (Original) minus Cut-off Date Seasoning.

Attribute	Calculation Methodology
Cut-off Date Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date.
First Extension Fee ($)	Commitment Original Balance ($) multiplied by First Extension Fee %.
First Extension Floor	Equals the Mortgage Rate Floor (if applicable).
First Extension Cap	Equals the Mortgage Rate Cap (if applicable), or, if the LIBOR cap strike price increases during extension periods, the extension LIBOR cap strike price per the Promissory Note plus the Fully Funded Mortgage Loan Margin %.
Second Extension Fee ($)	Commitment Original Balance ($) multiplied by Second Extension Fee %.
Second Extension Floor	Equals the Mortgage Rate Floor (if applicable).
Second Extension Cap	Equals the Mortgage Rate Cap (if applicable), or, if the LIBOR cap strike price increases during extension periods, the extension LIBOR cap strike price per the Promissory Note plus the Fully Funded Mortgage Loan Margin %.
Third Extension Fee ($)	Commitment Original Balance ($) multiplied by Third Extension Fee %. (If applicable)
Third Extension Floor	Equals the Mortgage Rate Floor (if applicable)
Third Extension Cap	Equals the Mortgage Rate Cap (if applicable), or, if the LIBOR cap strike price increases during extension periods, the extension LIBOR cap strike price per the Promissory Note plus the Fully Funded Mortgage Loan Margin %.
Fourth Extension Fee ($)	Commitment Original Balance ($) multiplied by Fourth Extension Fee %. (If applicable)
Fourth Extension Floor	Equals the Mortgage Rate Floor (if applicable)
Fourth Extension Cap	Equals the Mortgage Rate Cap (if applicable), or, if the LIBOR cap strike price increases during extension periods, the extension LIBOR cap strike price per the Promissory Note plus the Fully Funded Mortgage Loan Margin %.
Fifth Extension Fee ($)	Commitment Original Balance ($) multiplied by Fifth Extension Fee %. (If applicable)
Fifth Extension Floor	Equals the Mortgage Rate Floor (if applicable)

Attribute	Calculation Methodology
Fifth Extension Cap	Equals the Mortgage Rate Cap (if applicable), or, if the LIBOR cap strike price increases during extension periods, the extension LIBOR cap strike price per the Promissory Note plus the Fully Funded Mortgage Loan Margin %.
Exit Fee %	Exit Fee ($) divided by either Current Commitment Balance or Original Commitment Balance ($), as specified in Exit Fee Balance.
Fully Extended Loan Term (Original)	Number of payments between and including the Fully Extended Maturity Date and the First Payment Date.
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Original) minus Cut-off Date Seasoning.
Mortgage Rate Floor	The sum of the Fully Funded Mortgage Loan Margin % and the LIBOR Floor %.
Mortgage Rate Cap	The sum of the LIBOR Cap Strike Price % and the Fully Funded Mortgage Loan Margin %.
Fully Funded Mortgage Loan Rate %	The sum of the Fully Funded Mortgage Loan Margin % and Assumed LIBOR rounded by the respective rounding factor subject to (i) the Mortgage Rate Floor and (ii) the Mortgage Rate Cap.
IO Number of Months	For all loans for which Amortization Type During Initial Term is Interest Only, number of payments between and including the Initial Maturity Date and the First Payment Date.
IO Number of Months through Fully Extended Loan Term	IO Number of Months plus the number of IO payments between and including the Initial Maturity Date and the Fully Extended Maturity Date sourced from the Loan Agreement.
Origination Date LTV Ratio	Initial Funded Amount ($) divided by Origination Date Appraisal Value.
Mortgage Loan Cut-off Date (As-Is) LTV Ratio	Mortgage Loan Cut-off Date Balance ($) divided by As-Is Appraised Value.
Committed Mortgage Loan (Stabilized) LTV Ratio	Current Commitment Balance divided by Stabilized Appraised Value.
Maturity Date Stabilized LTV Ratio	Mortgage Loan Balloon Payment ($) divided by Stabilized Appraised Value.

Attribute	Calculation Methodology
Mortgage Loan Most Recent NOI DSCR	Most Recent Actual NOI divided by Annual Debt Service Payment (IO).
Mortgage Loan Most Recent NCF DSCR	Most Recent Actual NCF divided by Annual Debt Service Payment (IO).
Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Most Recent Actual NOI divided by Mortgage Loan Cut-off Date Balance ($).
Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Most Recent Actual NCF divided by Mortgage Loan Cut-off Date Balance ($).
Mortgage Loan Underwritten NOI DSCR	Underwritten NOI divided by Annual Debt Service Payment (IO).
Mortgage Loan Underwritten NCF DSCR	Underwritten NCF divided by Annual Debt Service Payment (IO).
Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Underwritten NOI divided by Mortgage Loan Cut-off Date Balance ($).
Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Underwritten NCF divided by Mortgage Loan Cut-off Date Balance ($).
Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI divided by the product of Fully Funded Mortgage Loan Rate % and Current Commitment Balance multiplied by Interest Accrual Basis.
Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF divided by the product of Fully Funded Mortgage Loan Rate % and Current Commitment Balance multiplied by Interest Accrual Basis.
Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI divided by the Current Commitment Balance.
Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF divided by the Current Commitment Balance.
Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI divided by the product of Fully Funded Mortgage Loan Rate % and Current Commitment Balance multiplied by Interest Accrual Basis.
Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF divided by the product of Fully Funded Mortgage Loan Rate % and Current Commitment Balance multiplied by Interest Accrual Basis.

Attribute	Calculation Methodology
Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI divided by the Current Commitment Balance.
Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF divided by the Current Commitment Balance.
Cut-off Date Total Debt Balance	Equals the Mortgage Loan Cut-off Date Balance ($) plus Cut-off Date Subordinate Debt/Mezz Loan Balance ($).
Cut-off Date Total Debt As-Is LTV	Cut-off Date Total Debt Balance divided by As-Is Appraised Value
Cut-off Date Total Debt Ann Debt Service ($)	For loans where Subordinate Debt Type is N/A, Fully Funded Mortgage Loan Rate % multiplied by Cut-off Date Total Debt Balance multiplied by Interest Accrual Basis. For Loans where Subordinate Debt Type is Mezzanine, Annual Debt Service (IO) plus the product of Cut-off Date Subordinate Debt/Mezz Loan Bal ($), B Note / Mezz Loan % and Interest Accrual Basis.
Cut-off Date Total Debt UW NCF DSCR	Underwritten NCF divided by Cut-off Date Total Debt Ann Debt Service ($).

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes or with the Source Document indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

2.	The Mortgage Assets “Macquarie Multifamily Two Pack” and “Broadstone Riverhouse” were not closed as of the date of this report. Therefore, we were not provided the final Loan Agreement, Promissory Note, Deed of Trust, Cash Management Agreement, Title Policy, LIBOR Cap Confirmation, Management Agreement, Settlement Statement, Company Underwritten Cash Flow Statement, Underwritten Rent Roll, Certified Rent Roll, Servicer Screenshot, Insurance Certificate, Opinion of Counsel, Guaranties, Appraisal Reports, Engineering Report, Seismic Report or Environmental Report for the unclosed Mortgage Assets. We were instructed by the Company to assume the attribute is accurate and not perform any procedure for the Compared Attributes affected by the aforementioned Source Documents.

3.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Mortgage Asset and Compared Attribute(s) or Recomputed Attribute(s):

Property Name(s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
Bridge at Heritage Creekside	LIBOR Floor %	Source from Settlement Statement
LSC Self Storage Portfolio	Mortgage Loan Underwritten NOI DSCR; Mortgage Loan Underwritten NCF DSCR; Cut- off Date Total Debt UW NCF DSCR	Provided by the Company
La Quinta Resort & Club A Waldorf Astoria Resort	Mortgage Loan Underwritten NOI DSCR; Mortgage Loan Underwritten NCF DSCR; Cut- off Date Total Debt UW NCF DSCR	Provided by the Company
1307 NY Avenue	Mortgage Loan Underwritten NOI DSCR; Mortgage Loan Underwritten NCF DSCR; Cut- off Date Total Debt UW NCF DSCR	Provided by the Company
EXR North Hollywood	Mortgage Loan Underwritten NOI DSCR; Mortgage Loan Underwritten NCF DSCR; Cut- off Date Total Debt UW NCF DSCR	Provided by the Company
EXR Chicago	Mortgage Loan Underwritten NOI DSCR; Mortgage Loan Underwritten NCF DSCR; Cut- off Date Total Debt UW NCF DSCR	Provided by the Company

C-1

ATTACHMENT C

Property Name(s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
4 Campus Drive; 2 Dryden Way	Initial Funded Amount ($)	Provided by the Company

C-2